Financial Instruments	12 Months Ended
Dec. 31, 2011
Financial Instruments [Abstract]
Financial Instruments

16. Financial Instruments

The Company holds or issues financial instruments for other than trading purposes. At December 31, 2011 and 2010, respectively, the carrying amounts and estimated fair values of these instruments are as follows:

	Successor		Predecessor
	December 31, 2011		December 31, 2010
	Carrying Value	Estimated Fair Value	Carrying Value	Estimated Fair Value
	(Millions of dollars)
Cash and cash equivalents	$154.0	$154.0	$141.7	$141.7
Long-term receivables	—	—	4.8	4.8
Grantor trust assets	—	—	1.0	1.0

The carrying amounts of cash and cash equivalents with maturities of three months or less represent a Level 1 fair value measurement based upon the existence of active markets with quoted prices for identical assets. Grantor trust assets, which consisted of cash and cash equivalents, were also a Level 1 fair value measurement based upon the existence of active markets with quoted prices for identical assets. The fair value of long-term receivables was equal to their carrying value; as such receivables were based upon contractual amounts.